Nature of Operations and Organization - Summary of Revision to Previously Filed Prior Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Payments on long-term debt	$ (296,009)	$ (173,525)	$ (107,789)
Proceeds from long-term debt	459,683	$ 188,361	$ 188,118
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Payments on long-term debt	(298,764)
Proceeds from long-term debt	462,438
Revision
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Payments on long-term debt	2,755
Proceeds from long-term debt	$ (2,755)